4. Property and Equipment: Property, Plant and Equipment (Details) (USD $)	Jun. 30, 2013	Sep. 30, 2012
Details
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Computer Equipment	$ 746,835
Machinery and Equipment, Gross	46,731
Furniture and Fixtures, Gross	127,670
Capital Leased Assets, Gross	53,112
Property, Plant and Equipment, Other, Accumulated Depreciation	(724,559)
Property and equipment, net	$ 249,789	$ 228,499